Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended													1 Months Ended			1 Months Ended				1 Months Ended							1 Months Ended		1 Months Ended				1 Months Ended
	Oct. 24, 2013	Sep. 30, 2013 Common Class A	Dec. 31, 2012 Common Class A	Dec. 31, 2011 Common Class A	Sep. 30, 2013 Common Class B-1	Dec. 31, 2012 Common Class B-1	Dec. 31, 2011 Common Class B-1	Sep. 30, 2013 Common Class B-2	Dec. 31, 2012 Common Class B-2	Dec. 31, 2011 Common Class B-2	Sep. 30, 2013 Common Class B-3	Dec. 31, 2012 Common Class B-3	Dec. 31, 2011 Common Class B-3	Oct. 24, 2013 Subsequent Event	Oct. 25, 2013 Subsequent Event	Oct. 25, 2013 Subsequent Event Stock Redemption Agreement Amendment No. 2	Oct. 25, 2013 Subsequent Event Employment Agreements	Oct. 25, 2013 Subsequent Event Chief Executive Officer	Oct. 25, 2013 Subsequent Event Chief Operating Officer	Oct. 25, 2013 Subsequent Event Chief Operating Officer Employment Agreements	Oct. 25, 2013 Subsequent Event Chief Financial Officer	Oct. 25, 2013 Subsequent Event Wells REF Transition Service Agreement [Member]	Oct. 25, 2013 Subsequent Event Wells REF Sublease Agreement Member	Oct. 24, 2013 Subsequent Event Common Class A	Oct. 24, 2013 Subsequent Event Common Class A Amended 2005 Long Term Incentive Plan	Oct. 24, 2013 Subsequent Event Common Class B-1	Oct. 25, 2013 Subsequent Event Common Class B-1	Oct. 24, 2013 Subsequent Event Common Class B-1 Amended 2005 Long Term Incentive Plan	Oct. 25, 2013 Subsequent Event Common Class B-2	Oct. 24, 2013 Subsequent Event Common Class B-2 Maximum	Oct. 24, 2013 Subsequent Event Common Class B-2 Minimum	Oct. 24, 2013 Subsequent Event Common Class B-2 Amended 2005 Long Term Incentive Plan	Oct. 25, 2013 Subsequent Event Common Class B-3	Oct. 24, 2013 Subsequent Event Common Class B-3 Maximum	Oct. 24, 2013 Subsequent Event Common Class B-3 Minimum	Oct. 24, 2013 Subsequent Event Common Class B-3 Amended 2005 Long Term Incentive Plan
Subsequent Event [Line Items]
10 to 1 reverse stock split ratio	0.10													0.1
Stock dividend per share of common stock outstanding														1													1		1				1
Conversion period to Class A following the listing	18 months																									6 months				12 months	9 months			18 months	12 months
Reverse stock split of Class A - ten to one																								0
Common stock, par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01											$ 0.01
Monthly consulting fees																						$ 22,875
Agreement termination option upon 60 days' written notice																						60 days
Unpaid expenses to be payable within 30 days after the termination date																						30 days
Repurchase value of issued and outstanding Preferred Stock																1,000
Sublease cancellation period																							10 days
Monthly rental payment																							5,961
Aggregate purchase price of remaining interest in the Operating Partnership common units															1,312
Automatic renewal period																	1 year
Base salary																		325,000	305,000		305,000
Severance benefits, percent of base salary																	200.00%
Severance benefits payable in installments																	24 months
Severance benefits, percent of base salary if terminate prior to change in control																	300.00%
Monthly payments of COBRA																	18 months
Monthly COBRA benefit payment																				$ 1,413
Additional shares of common stock available for issuance																									1,150,000			50,000				50,000				50,000